LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 76,884	$ 77,284
Less: accumulated amortization	(51,744)	(43,888)
Entertainment production costs, net	25,140	33,396
Other long-term prepayments and other assets	36,240	40,596
Advance payments for construction costs	33,783	26,544
Deferred rent assets	32,219	10,393
Deferred financing costs, net	27,235	32,335
Input value-added tax, net	19,392	23,281
Other deposits	15,143	16,265
Long-term receivables, net	5,759	9,202
Long-term prepayments, deposits and other assets	$ 194,911	$ 192,012